SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Short-term deposits, weighted average interest rate	1.63%	1.37%
Short-term bank deposits due to hedging transacations	$ 2,581	$ 2,553
Inventory write-offs	1,260	1,004	$ 775
Cumulative inventory write-off	2,756	1,957
Impairment of intangible assets			5,777
Reserve for sales returns	686	910
Advertising expenses	1,236	1,081	1,201
Severance expense	$ 1,801	$ 1,976	$ 2,286
Annual post-vesting forfeiture rate	29.00%	29.00%	29.00%
Annual pre-vesting forfeiture rate	34.00%	34.00%	34.00%
Allowance for doubtful accounts	$ 1,292	$ 924
Grants participations excluded from research and development costs	$ 392	$ 606	$ 1,252
Expected volatility	41.10%
Weighted average cost of debt	2.00%
Changes in deferred revenue	$ 712